Segment information - Segment assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Financial Services activities	€ 1,210	€ 1,259	€ 1,617
Current financial assets related to Mobile Financial Services activities	2,075	3,095	3,075
Operating segments [member] | Orange brand [member]
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Financial Services activities	1,210	1,259	1,617
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Financial assets	4,803	6,001		€ 5,057
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Tangible and intangible assets	573	642	632
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Tangible and intangible assets	1,731	1,736	2,151
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Orange brand [member]
Disclosure of operating segments [line items]
Intangible assets	3,133	3,133	3,133
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member] | Investments securities, BT Shares [member]
Disclosure of operating segments [line items]
Financial assets		659
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Financial Services activities	1,210
Current financial assets related to Mobile Financial Services activities	2,077	€ 3,098	€ 3,075
Mobile Financial Services, operating segment [member] | Operating segments [member] | Installment receivables [member]
Disclosure of operating segments [line items]
Loans and advances to customers	€ 183